787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 18, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Low Duration Bond Portfolio, a series of BlackRock Funds V

(File No. 333-224371 and File No. 811-23339)

Ladies and Gentlemen:

On behalf of BlackRock Funds V and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses, dated January 28, 2019, as amended May 28, 2019, for BlackRock Low Duration Bond Portfolio (the “Fund”) filed under Rule 497(e) with the Securities and Exchange Commission on May 28, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    PARIS    LONDON    FRANKFURT    BRUSSELS    MILAN     ROME